Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2013
Supplement [Text Block]	afit_SupplementTextBlock

SUPPLEMENT DATED JUNE 28, 2013 TO THE PROSPECTUSES FOR
REDMONT RESOLUTE FUND I AND REDMONT RESOLUTE FUND II
(EACH, A “FUND”) DATED MARCH 31, 2013,
AS SUPPLEMENTED APRIL 1, 2013.

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT STRATEGY EFFECTIVE AUGUST 31, 2013

Recently, the Board of Trustees of Financial Investors Trust approved proposals to change each Fund’s Principal Investment Strategies as described herein. These changes are expected to be effective on or about August 31, 2013. Highland Associates, Inc. (the “Adviser”), the investment adviser to each Fund, expects that each Fund’s portfolio will begin transitioning in accordance with the new strategies shortly thereafter.

Each Fund currently pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies. Each Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

Effective on or about August 31, 2013, in addition to allocating its assets among Sub-Advisers and Underlying Funds as described above, it is expected that each Fund will also pursue its investment objective by investing directly in derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. The three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of each Fund.

The hedging or alternative strategies to which each Fund’s Underlying Investment Strategies will seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, each Fund is expected to generally seek to maintain its current net equity exposure range of between ten percent (10%) to sixty percent (60%) of net assets.

The Adviser will continue to determine the allocation of each Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser will seek to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, each Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach.

Swap Contracts

Swap contracts, such as total return swaps, are contracts between a Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, a Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. It is expected that a Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.
Redmont Resolute Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afit_SupplementTextBlock

SUPPLEMENT DATED JUNE 28, 2013 TO THE PROSPECTUSES FOR
REDMONT RESOLUTE FUND I AND REDMONT RESOLUTE FUND II
(EACH, A “FUND”) DATED MARCH 31, 2013,
AS SUPPLEMENTED APRIL 1, 2013.

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT STRATEGY EFFECTIVE AUGUST 31, 2013

Recently, the Board of Trustees of Financial Investors Trust approved proposals to change each Fund’s Principal Investment Strategies as described herein. These changes are expected to be effective on or about August 31, 2013. Highland Associates, Inc. (the “Adviser”), the investment adviser to each Fund, expects that each Fund’s portfolio will begin transitioning in accordance with the new strategies shortly thereafter.

Each Fund currently pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies. Each Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

Effective on or about August 31, 2013, in addition to allocating its assets among Sub-Advisers and Underlying Funds as described above, it is expected that each Fund will also pursue its investment objective by investing directly in derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. The three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of each Fund.

The hedging or alternative strategies to which each Fund’s Underlying Investment Strategies will seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, each Fund is expected to generally seek to maintain its current net equity exposure range of between ten percent (10%) to sixty percent (60%) of net assets.

The Adviser will continue to determine the allocation of each Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser will seek to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, each Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach.

Swap Contracts

Swap contracts, such as total return swaps, are contracts between a Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, a Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. It is expected that a Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Each Fund currently pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies. Each Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

Effective on or about August 31, 2013, in addition to allocating its assets among Sub-Advisers and Underlying Funds as described above, it is expected that each Fund will also pursue its investment objective by investing directly in derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. The three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of each Fund.

The hedging or alternative strategies to which each Fund’s Underlying Investment Strategies will seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, each Fund is expected to generally seek to maintain its current net equity exposure range of between ten percent (10%) to sixty percent (60%) of net assets.

The Adviser will continue to determine the allocation of each Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser will seek to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, each Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach.

Swap Contracts

Swap contracts, such as total return swaps, are contracts between a Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, a Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. It is expected that a Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.
Redmont Resolute Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afit_SupplementTextBlock

SUPPLEMENT DATED JUNE 28, 2013 TO THE PROSPECTUSES FOR
REDMONT RESOLUTE FUND I AND REDMONT RESOLUTE FUND II
(EACH, A “FUND”) DATED MARCH 31, 2013,
AS SUPPLEMENTED APRIL 1, 2013.

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT STRATEGY EFFECTIVE AUGUST 31, 2013

Recently, the Board of Trustees of Financial Investors Trust approved proposals to change each Fund’s Principal Investment Strategies as described herein. These changes are expected to be effective on or about August 31, 2013. Highland Associates, Inc. (the “Adviser”), the investment adviser to each Fund, expects that each Fund’s portfolio will begin transitioning in accordance with the new strategies shortly thereafter.

Each Fund currently pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies. Each Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

Effective on or about August 31, 2013, in addition to allocating its assets among Sub-Advisers and Underlying Funds as described above, it is expected that each Fund will also pursue its investment objective by investing directly in derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. The three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of each Fund.

The hedging or alternative strategies to which each Fund’s Underlying Investment Strategies will seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, each Fund is expected to generally seek to maintain its current net equity exposure range of between ten percent (10%) to sixty percent (60%) of net assets.

The Adviser will continue to determine the allocation of each Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser will seek to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, each Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach.

Swap Contracts

Swap contracts, such as total return swaps, are contracts between a Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, a Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. It is expected that a Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Each Fund currently pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies. Each Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

Effective on or about August 31, 2013, in addition to allocating its assets among Sub-Advisers and Underlying Funds as described above, it is expected that each Fund will also pursue its investment objective by investing directly in derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. The three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of each Fund.

The hedging or alternative strategies to which each Fund’s Underlying Investment Strategies will seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, each Fund is expected to generally seek to maintain its current net equity exposure range of between ten percent (10%) to sixty percent (60%) of net assets.

The Adviser will continue to determine the allocation of each Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser will seek to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, each Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach.

Swap Contracts

Swap contracts, such as total return swaps, are contracts between a Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, a Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. It is expected that a Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.